Consolidated Balance Sheets	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Series A- Redeemable Convertible Preferred Stock [Member] CNY	Dec. 31, 2012 Series B Redeemable Convertible Preferred Stock [Member] CNY	Dec. 31, 2012 Series C Redeemable Convertible Preferred Stock [Member] CNY	Dec. 31, 2013 Class A Ordinary Shares [Member] USD ($)	Dec. 31, 2013 Class A Ordinary Shares [Member] CNY	Dec. 31, 2013 Class B Ordinary Shares [Member] USD ($)	Dec. 31, 2013 Class B Ordinary Shares [Member] CNY	Dec. 31, 2012 Class B Ordinary Shares [Member] CNY	Dec. 31, 2011 Class B Ordinary Shares [Member] CNY	Dec. 31, 2010 Class B Ordinary Shares [Member] CNY
Current assets:
Cash (including cash of VIEs of RMB48,046,536 and RMB52,345,013 as of December 31, 2012 and 2013, respectively)	$ 125,442,030	759,388,415	$ 13,809,468	83,598,378	81,011,002	54,543,506
Short-term investment (including short-term investment of VIEs of nil and RMB1,500,000 as of December 31, 2012 and 2013, respectively)	2,064,853	12,500,000
Accounts receivable, net (including accounts receivable, net of VIEs of RMB46,339,590 and RMB68,544,138 as of December 31, 2012 and 2013, respectively)	13,932,719	84,344,499		46,341,590
Amount due from related parties				3,310,909
Prepaid expenses and other current assets (including prepaid expenses and other current assets of VIEs of RMB10,228,548 and RMB11,747,964 as of December 31, 2012 and 2013, respectively)	2,402,793	14,545,788		10,483,930
Deferred income tax assets (including deferred income tax assets of VIEs of RMB6,903,561 and RMB11,902,908 as of December 31, 2012 and 2013, respectively)	2,712,562	16,421,037		6,903,561
Total current assets	146,554,957	887,199,739		150,638,368
Property and equipment, net (including property and equipment, net of VIEs of RMB7,877,323 and RMB8,902,848 as of December 31, 2012 and 2013, respectively)	1,522,166	9,214,738		8,635,729
Intangible assets, net (including intangible assets, net of VIEs of RMB1,489,031 and RMB2,070,778 as of December 31, 2012 and 2013, respectively)	342,068	2,070,778		1,489,031
Other non-current assets (including other non-current assets of VIEs of RMB3,555,345 and RMB4,354,820 as of December 31, 2012 and 2013, respectively)	746,372	4,518,314		3,555,345
Total assets	149,165,563	903,003,569		164,318,473
Current liabilities:
Accounts payable (including accounts payable of VIEs of RMB5,056,562 and RMB9,291,942 as of December 31, 2012 and 2013, respectively)	1,545,334	9,354,988		5,056,562
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of VIEs of RMB38,890,746 and RMB44,224,588 as of December 31, 2012 and 2013, respectively)	8,391,129	50,797,381		39,356,316
Income tax payable (including income tax payable of VIEs of nil and RMB7,860,663 as of December 31, 2012 and 2013, respectively)	1,298,489	7,860,663
Total current liabilities	11,234,952	68,013,032		44,412,878
Non-current liabilities (including non-current liabilities of VIEs of RMB2,220,000 and nil as of December 31, 2012 and 2013, respectively)				2,220,000
Total liabilities	11,234,952	68,013,032		46,632,878
Redeemable convertible preferred shares							21,940,700	159,973,556	265,213,659
Shareholders' equity (deficit):
Ordinary shares, value										5,982	36,211	16,068	97,272	42,360
Additional paid-in capital	183,566,975	1,111,259,393
Accumulated other comprehensive income	7,437,020	45,021,487		40,335,417
Accumulated deficit	(53,095,434)	(321,423,826)		(369,820,097)
Total shareholders' equity (deficit)	137,930,611	834,990,537		(329,442,320)	(288,138,186)	(208,547,277)				5,982	36,211	16,068	97,272	42,360	42,360	42,360
Commitments and contingencies	0	0		0
Total liabilities, redeemable convertible preferred shares and shareholders' equity (deficit)	$ 149,165,563	903,003,569		164,318,473